SHORT-TERM BORROWINGS DUE TO RELATED PARTIES (Details)		Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Short-term Debt [Line Items]
Total short-term borrowings due to related parties		¥ 10,168,008	$ 1,500,277	¥ 12,941,848
Short Term Borrowings One [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties		0	0	1,807,207
Short Term Borrowings Two [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties		0	0	2,409,610
Short Term Borrowings Three [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties		0	0	1,805,180
Short Term Borrowings Four [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties		0	0	1,500,000
Short Term Borrowings Five [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties		0	0	400,000
Short Term Borrowings Six [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties		0	0	2,529,795
Short Term Borrowings Seven [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties		0	0	2,490,056
Short Term Borrowing Eight [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	[1]	62,692	9,251	0
Short Term Borrowings Nine [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	[2]	1,260,165	185,936	0
Short Term Borrowing Ten [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	[2]	1,420,223	209,552	0
Short Term Borrowing Eleven [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	[3]	722,262	106,569	0
Short Term Borrowing Twelve [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	[4]	541,187	79,851	0
Short Term Borrowing Thirteen [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	[5]	804,530	118,707	0
Short Term Borrowing Fourteen [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties		350,000	51,642	0
Short Term Borrowing Fifteen [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	[6]	2,529,428	373,214	0
Short Term Borrowing Sixteen [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	[6]	¥ 2,477,521	$ 365,555	¥ 0

[1]	As of August 24, 2017, the short-term borrowing was fully paid back.
[2]	As of August 31, 2017, the short-term borrowing was fully paid back.
[3]	As of September 11, 2017, the short-term borrowing was fully paid back.
[4]	As of September 16, 2017, the short-term borrowing was fully paid back.
[5]	As of September 18, 2017, the short-term borrowing was fully paid back.
[6]	As of September 12, 2017, the short-term borrowing was fully paid back.